Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	December 31, 2023	December 31, 2022
Machinery equipment	$1,348,033	$1,377,291
Electronic equipment	270,631	257,164
Transportation equipment	225,577	212,333
Other equipment	125,010	130,607
Leasehold improvement	589,306	555,718
Subtotal	2,558,557	2,533,113
Less: accumulated depreciation and amortization	(1,505,497)	(1,304,410)
Property and equipment, net	$1,053,060	$1,228,703

Depreciation and amortization expense was $258,582, $262,781 and $247,557 for the years ended December 31, 2023, 2022 and 2021, respectively.